Santander Group - Sale of WiZink (Details) - EUR (€)		12 Months Ended
	Nov. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	Jun. 30, 2017	Jun. 07, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Proceeds from sale of equity method investment		€ 686,000,000	€ 2,327,000,000		€ 883,000,000
Wizink Bank, S.A.
Disclosure of detailed information about business combination [line items]
Ownership interest disposed, as a percent	49.00%
Proceeds from sale of equity method investment	€ 1,043,000,000
Banco Popular Espanol, S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid						€ 1		€ 681,000,000
Net identifiable assets acquired (liabilities assumed)							€ (248,000,000)	306,000,000
Loans and advances to customers							82,057,000,000	315,000,000
Goodwill recognised as of acquisition date							€ 248,000,000	€ 375,000,000

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).